Revenue (Details) - DKK (kr) kr in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenue
Revenue	kr 3,553	kr 6,343
Reduction In Royalty Revenue	146
Janssen
Revenue
Revenue	2,846	1,652
AbbVie
Revenue
Revenue	245	4,398
Roche
Revenue
Revenue	162	83
Seagen
Revenue
Revenue	56	99
BioNTech
Revenue
Revenue	171	76
Novartis (Arzaerra/Ofatumumab)
Revenue
Revenue	73	9
Other collaboration partners
Revenue
Revenue		26
Royalties
Revenue
Revenue	2,595	1,738
Reimbursement income
Revenue
Revenue	227	175
Milestone payments
Revenue
Revenue	kr 731	32
License fees
Revenue
Revenue		4,398
License fees | AbbVie
Revenue
Revenue		kr 4,398